Accounts Receivable, Net (Details) - Schedule of accounts receivable - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of accounts receivable [Abstract]
Accounts receivable	$ 216,030	$ 935,358
Less: provision for doubtful accounts	(120,339)	(14,123)
Total accounts receivable	$ 95,691	$ 921,235